SHAREHOLDERS” DEFICIT (Tables) - Key Mining Corp [Member]	12 Months Ended
Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF STOCK PURCHASE WARRANT ACTIVITY

		Weighted Avg Price	Weighted Avg Life
December 31, 2023	14,526,880	$0.40	4.31
Issued for:
Private placement of units	-
Placement agent - commission	-
Exercised	-
Forfeited or Expired	-
December 31, 2024	14,526,880	$0.41	4.31
Issued for:
Private placement of units	6,146,166	0.45	3.87
Placement agent - commission	1,555,500	0.25	9.32
Exercised
Forfeited or Expired	-
December 31, 2025	22,228,546	$0.40	4.54

SCHEDULE OF STOCK OPTION ACTIVITY

	Issued	Weighted Avg Price	Weighted Avg Life (in years)
Outstanding December 31, 2023	5,850,000	$0.58	2.69
Granted	-
Exercised	-
Forfeited or expired	-
Outstanding December 31, 2024	5,850,000	$0.58	2.69
Granted	-
Exercised	-
Forfeited or expired	-
Outstanding December 31, 2025	5,850,000	$0.58	2.69
Vested and exercisable at December 31, 2025	5,850,000	$0.58	2.69